UNITED STATES
    SECURITIES AND EXCHANGE COMMISSION
    Washington, D.C.  20549




Form 13F

FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: 06.30.12

Check here if Amendment [ ]; Amendment Number: ______
This Amendment (Check only one.): [ ] is a restatement.

[ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:


Name:    Lumina Fund Management LLC

Address: 48 Wall Street Suite 1100, New York, NY, 10005



Form 13F File Number: 28-14205

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:  Diego Giurleo
Title: Managing Member
Phone: 212-918-4645

Signature, Place, and Date of Signing:

/S Diego Giurleo    New York, NY   08/14/12
[Signature]        [City, State]   [Date]

Report Type (Check only one.):

[x] 13F HOLDINGS REPORT.
[ ] 13F NOTICE.



[ ] 13F COMBINATION REPORT.

List of Other Managers Reporting for this Manager:None

[If there are no entries in this list, omit this section.]
Form 13F File Number
28-14205




FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:    0
Form 13F Information Table Entry Total:29
Form 13F Information Table Value Total:927,400

 (thousands (x$1000))

List of Other Included Managers: None

Provide a numbered list of the name(s) and Form 13F file number(s)
 of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state NONE and omit the column headings and list entries.]





FORM 13F INFORMATION TABLE


COLUMN 1 			COLUMN 2	 COLUMN 3 	COLUMN 4 	COLUMN 5 		COLUMN 6        COLUMN 7   COLUMN 8
										SHRS OR   SH/	PUT/	INVESTMENT	OTHER	   VOTING AUTHORITY
NAME OF ISSUER			TITLE OF CLASS	 CUSIP		VALUE (x$1000)	PRN AMT   PRN 	CALL	DISCRETION	MANAGER	   SOLE   SHARED    NONE
APPLE INC			COM		 037833100	3504		6000	  SH		SOLE			  1000		    5000
ACME PACKET INC			COM		 004764106	300		16100	  SH		SOLE			  1700 		    14400
ARM HLDGS PLC			SPONSORED ADR	 042068106	895		37600	  SH		SOLE			  37600
DECKERS OUTDOOR CORP		COM		 243537107	528		12000	  SH		SOLE			  12000
EATON CORP			COM		 278058102	388		9800	  SH		SOLE			  9800
HELMERICH & PAYNE INC		COM		 423452101	117		2700	  SH		SOLE			  2700
ISHARES TR			BARCLYS TIPS BD	 464287176	1314		10980	  SH		SOLE					    10980
ISHARES TR			MSCI EMERG MKT	 464287234	2280		58180	  SH		SOLE					    58180
ISHARES TR			NASDQ BIO INDX	 464287556	3969		30540	  SH		SOLE					    30540
ISHARES TR			S&P GLO INFRAS	 464288372	315		9280	  SH		SOLE					    9280
ISHARES TR			RUSSELL 2000	 464287655	110		1380	  SH		SOLE					    1380
JOY GLOBAL INC			COM		 481165108	641		11300	  SH		SOLE			  11300
MARKET VECTORS ETF TR		BIOTECH ETF	 57060U183	2497		64400	  SH		SOLE			   		    64400
MARKET VECTORS ETF TR		OIL SVCS ETF	 57060U191	2209		61985	  SH		SOLE					    61985
MARKET VECTORS ETF TR		AGRIBUS ETF	 57060U605	2809		56650	  SH		SOLE					    56650
MOLYCORP INC DEL		COM		 608753109	239		11100	  SH		SOLE			  11100
NETAPP INC			COM		 64110D104	35	 	1100	  SH		SOLE			  1100
NEWFIELD EXPL CO		COM		 651290108	103	 	3500	  SH		SOLE			  3500
POWERSHARES QQQ TRUST           UNIT SER 1	 73935A104	7731		120500	  SH 		SOLE					    120500
SPDR S&P 500 ETF TR		TR UNIT		 78462F103	377146		2767640	  SH		SOLE			  130800	    2636840
SPDR S&P 500 ETF TR		TR UNIT		 78462F103	498670		3777800   SH	PUT	SOLE			  192000	    3585800
SPDR S&P MIDCAP 400 ETF TR	UTSER1 S&PDCRP	 78467Y107	1137		6640	  SH		SOLE					    6640
SPDR SERIES TRUST		S&P METALS MNG 	 78464A755	1965		47410	  SH		SOLE					    47410
SPDR SERIES TRUST		S&P HOMEBUILD	 78464A888	1815 		85000	  SH		SOLE					    85000
SELECT SECTOR SPDR TR		SBI INT-ENERGY	 81369Y506	2635		39700	  SH		SOLE					    39700
SELECT SECTOR SPDR TR		SBI INT-FINL	 81369Y605	2507		171500	  SH		SOLE					    171500
SELECT SECTOR SPDR TR		SBI INT-UTILS	 81369Y886	7035		190200	  SH		SOLE					    190200
VANGUARD BD INDEX FD INC	INTERMED TERM	 921937819	753		8475	  SH		SOLE					    8475
YAHOO INC			COM		 984332106	3752		237000	  SH		SOLE					    237000